LOSS PER SHARE (Schedule of Diluted Loss Per Ordinary Share) (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Basic EPS Denominator	369,329,458	183,376,218
Class A Ordinary shares [Member]
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Basic EPS Denominator	369,329,458	183,376,218
Issuable on conversion of Exchangeable notes	38,391	38,391
Issuable on conversion of Convertible notes	24,691,358	24,691,358
Issuable on exercise of options	0	0
Issuable on exercise of warrants	0	0
Basic (loss)/earnings per share denominator	394,059,207	208,105,967